Shareholder Report, Line Graph (Details) 191980_Brown Advisory Sustainable Value Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)					12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Feb. 28, 2023	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	$ 14,031	$ 12,351	$ 10,020	$ 10,000	$ 16,808
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
Accumulated Value	16,050	13,876	11,201	10,000	$ 19,584
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Value Index
Accumulated Value	$ 13,317	$ 11,712	$ 10,360	$ 10,000	$ 16,928